CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 5,902	$ 5,115
Accounts and other receivables (Note 4)	303	149
Prepaid expenditures	349	257
Marketable securities (Note 5)	1,775	2,597
Total current assets	8,329	8,118
Non-current
Mineral properties (Note 6)	252,815	244,129
Mineral property investments (Note 7)	5,398	4,417
Property and equipment	608	662
Right-of-use asset (Note 8)	648	0
Reclamation deposit	119	116
Other receivables (Note 4)	103	90
Total non-current assets	259,691	249,414
TOTAL ASSETS	268,020	257,532
Current
Accounts payable and accrued liabilities (Note 9)	1,398	582
Flow-through share premium liability (Note 12)	341	0
Current portion of lease liability (Note 8)	94	0
Current portion of environmental reclamation provision (Note 10)	716	0
Total current liabilities	2,549	582
Non-current
Lease liability (Note 8)	554	0
Environmental reclamation provision (Note 10)	1,639	0
Deferred tax liabilities (Note 15)	946	0
Total non-current liabilities	3,139	0
TOTAL LIABILITIES	5,688	582
SHAREHOLDERS' EQUITY
Share capital (Note 11)	282,666	275,068
Warrant and share-based payment reserve (Note 11)	33,330	30,230
Accumulated other comprehensive loss	(3,649)	(5,292)
Accumulated deficit	(50,015)	(43,056)
Total shareholders' equity	262,332	256,950
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 268,020	$ 257,532